accounting policy developments - Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income	$ 777	$ 938
Deferred income taxes	(72)	(167)
Net-change in non-cash operating working capital	(105)	21
All other reconciling items within operating activities	4,266
Cash provided by operating activities	4,866	$ 4,847
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects
OPERATING ACTIVITIES
Net income	782
Deferred income taxes	(70)
Net-change in non-cash operating working capital	(112)
All other reconciling items within operating activities	4,266
Cash provided by operating activities	4,866
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects
OPERATING ACTIVITIES
Net income	(5)
Deferred income taxes	(2)
Net-change in non-cash operating working capital	$ 7